Investments - Pledged assets and net payable receivable for securities purchased sold (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pledged assets and net payable for securities purchased [Line Items]
Restricted cash and cash equivalents	$ 105	$ 209
Restricted securities	5,483	4,993
Other assets
Pledged assets and net payable for securities purchased [Line Items]
Receivable for securities sold	45	24
Accounts payable, accrued expenses, and other
Pledged assets and net payable for securities purchased [Line Items]
Payable for securities purchased	$ 202	$ 286